STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the nine months ended September 30, 2023 and September 30, 2022:

Date Declared	Amount (per share)

(U.S. Dollars)
8/17/2023	$0.08
5/17/2023	$0.08
3/6/2023	$0.08
8/22/2022	$0.08
5/24/2022	$0.08
3/14/2022	$0.08
The following table summarizes total dividends declared for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

	(U.S. Dollars in thousands)
Dividends	$(7,686)	$(7,695)	$(23,063)	$(22,925)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three and nine months ended September 30, 2023 and September 30, 2022:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income attributable to Dole plc before reclassifications, net of income taxes	3,432	—	9,604	13,036
Amounts reclassified from accumulated other comprehensive loss	(4,223)	—	—	(4,223)
Tax reclassified from accumulated other comprehensive loss	(5,591)	—	—	(5,591)
Net other comprehensive income (loss) attributable to Dole plc	(6,382)	—	9,604	3,222
Balance as of March 31, 2023	$34,035	$(36,938)	$(98,008)	$(100,911)
Other comprehensive (loss) income attributable to Dole plc before reclassifications, net of income taxes	(1,237)	—	960	(277)
Amounts reclassified from accumulated other comprehensive loss	(4,148)	—	—	(4,148)
Tax reclassified from accumulated other comprehensive loss	7,723	—	—	7,723
Net other comprehensive income attributable to Dole plc	2,338	—	960	3,298
Balance as of June 30, 2023	$36,373	$(36,938)	$(97,048)	$(97,613)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	6,911	—	(18,274)	(11,363)
Amounts reclassified from accumulated other comprehensive loss	(5,831)	—	—	(5,831)
Tax reclassified from accumulated other comprehensive loss	1,840	—	—	1,840
Net other comprehensive income (loss) attributable to Dole plc	2,920	—	(18,274)	(15,354)
Balance as of September 30, 2023	$39,293	$(36,938)	$(115,322)	$(112,967)

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	25,801	—	(5,686)	20,115
Amounts reclassified from accumulated other comprehensive loss	(373)	—	5,445	5,072
Tax reclassified from accumulated other comprehensive loss	(230)	—	—	(230)
Net other comprehensive income (loss) attributable to Dole plc	25,198	—	(241)	24,957
Balance as of March 31, 2022	$33,829	$(59,822)	$(74,969)	$(100,962)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	12,574	—	(38,882)	(26,308)
Amounts reclassified from accumulated other comprehensive loss	(5,798)	—	—	(5,798)
Tax reclassified from accumulated other comprehensive loss	2,369	—	—	2,369
Net other comprehensive income (loss) attributable to Dole plc	9,145	—	(38,882)	(29,737)
Balance as of June 30, 2022	$42,974	$(59,822)	$(113,851)	$(130,699)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	19,880	—	(35,696)	(15,816)
Amounts reclassified from accumulated other comprehensive loss	(9,157)	—	—	(9,157)
Tax reclassified from accumulated other comprehensive loss	1,535	—	—	1,535
Net other comprehensive income (loss) attributable to Dole plc	12,258	—	(35,696)	(23,438)
Balance as of September 30, 2022	$55,232	$(59,822)	$(149,547)	$(154,137)
The following table includes details about (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss:

	(Gains) losses reclassified out of Accumulated Other Comprehensive Loss
	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022	Affected line item in the Statement of Operations

	(U.S. Dollars in thousands)
Fair Value of Derivatives:
Interest rate swap contracts	$(7,794)	$(2,208)	$(21,194)	$(1,190)	Interest expense
Cash flow hedges	1,963	(6,949)	6,992	(14,138)	Cost of sales
Foreign currency translation	—	—	—	5,445	Other income, net
Total	$(5,831)	$(9,157)	$(14,202)	$(9,883)